Accumulated Other Comprehensive Income (Loss) [Text Block]	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]
20.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of fiscal year	¥2,304,555	¥1,995,314	¥2,032,807
Net change during the fiscal year	(309,241)	31,984	244,249
Effect of adopting new guidance by a foreign affiliated company	—	—	118
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 26)	—	5,509	—
Effect of adopting new guidance on reclassification on certain tax effects (Note 1)	—	—	(6,828)

Balance at end of fiscal year	¥1,995,314	¥2,032,807	¥2,270,346

Net debt valuation adjustments (Note 14):
Balance at beginning of fiscal year	¥—	¥(2,080)	¥(10,632)
Net change during the fiscal year	3,505	(8,552)	(2,178)
Effect of adopting new guidance by a foreign affiliated company	(5,585)	—	—
Effect of adopting new guidance on reclassification on certain tax effects (Note 1)	—	—	(3,678)

Balance at end of fiscal year	¥(2,080)	¥(10,632)	¥(16,488)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥2,708	¥4,516	¥(8,729)
Net change during the fiscal year	1,808	(13,245)	(7,025)
Effect of adopting new guidance on reclassification on certain tax effects (Note 1)	—	—	(3,496)

Balance at end of fiscal year	¥4,516	¥(8,729)	¥(19,250)

Defined benefit plans:
Balance at beginning of fiscal year	¥(187,640)	¥(317,422)	¥(214,062)
Net change during the fiscal year	(129,782)	103,360	109,012
Effect of adopting new guidance on reclassification on certain tax effects (Note 1)	—	—	(14,543)

Balance at end of fiscal year	¥(317,422)	¥(214,062)	¥(119,593)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥947,632	¥620,931	¥482,039
Net change during the fiscal year	(326,701)	(137,256)	(119,213)
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 26)	—	(1,636)	—
Effect of adopting new guidance on reclassification on certain tax effects (Note 1)	—	—	(526)

Balance at end of fiscal year	¥620,931	¥482,039	¥362,300

Balance at end of fiscal year	¥2,301,259	¥2,281,423	¥2,477,315

The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016			2017			2018
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥(172,382)	¥81,568	¥(90,814)	¥307,476	¥(107,082)	¥200,394	¥631,154	¥(204,916)	¥426,238
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(239,934)	80,967	(158,967)	(274,278)	86,845	(187,433)	(280,258)	84,328	(195,930)

Net change	(412,316)	162,535	(249,781)	33,198	(20,237)	12,961	350,896	(120,588)	230,308
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			59,460			(19,023)			(13,941)

Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			(309,241)			31,984			244,249

Net debt valuation adjustments (Note 14):
Net debt valuation adjustments	6,005	(2,032)	3,973	(12,693)	3,994	(8,699)	(3,555)	1,088	(2,467)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(707)	239	(468)	215	(68)	147	417	(128)	289

Net change	5,298	(1,793)	3,505	(12,478)	3,926	(8,552)	(3,138)	960	(2,178)
Net debt valuation adjustments attributable to noncontrolling interests			—			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			3,505			(8,552)			(2,178)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	23,633	(9,320)	14,313	(4,321)	2,041	(2,280)	(3,430)	1,571	(1,859)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(20,599)	8,094	(12,505)	(18,367)	7,402	(10,965)	(8,016)	2,850	(5,166)

Net change	3,034	(1,226)	1,808	(22,688)	9,443	(13,245)	(11,446)	4,421	(7,025)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—			—

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			1,808			(13,245)			(7,025)

Defined benefit plans:
Defined benefit plans	(209,209)	72,115	(137,094)	131,971	(41,852)	90,119	154,708	(48,537)	106,171
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	9,839	(4,238)	5,601	20,105	(6,652)	13,453	5,904	(2,237)	3,667

Net change	(199,370)	67,877	(131,493)	152,076	(48,504)	103,572	160,612	(50,774)	109,838
Defined benefit plans attributable to noncontrolling interests			(1,711)			212			826

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(129,782)			103,360			109,012

Foreign currency translation adjustments:
Foreign currency translation adjustments	(396,995)	43,109	(353,886)	(148,460)	2,424	(146,036)	(137,811)	32,767	(105,044)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(3,670)	879	(2,791)	3,293	(467)	2,826	(1,494)	1,760	266

Net change	(400,665)	43,988	(356,677)	(145,167)	1,957	(143,210)	(139,305)	34,527	(104,778)
Foreign currency translation adjustments attributable to noncontrolling interests			(29,976)			(5,954)			14,435

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(326,701)			(137,256)			(119,213)

Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥(760,411)			¥(23,709)			¥224,845

The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying consolidated statements of income for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(267,240)	¥(307,041)	¥(287,279)	Investment securities gains—net
Impairment losses on investment securities	22,885	32,744	6,759	Investment securities gains—net
Other	4,421	19	262

	(239,934)	(274,278)	(280,258)	Total before tax
	80,967	86,845	84,328	Income tax expense

	¥(158,967)	¥(187,433)	¥(195,930)	Net of tax

Net debt valuation adjustments (Note 14)	¥(707)	¥215	¥417	Equity in earnings of equity method investees—net

	(707)	215	417	Total before tax
	239	(68)	(128)	Income tax expense

	¥(468)	¥147	¥289	Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(20,338)	¥(18,332)	¥(7,782)	Interest income on Loans, including fees
Other	(261)	(35)	(234)

	(20,599)	(18,367)	(8,016)	Total before tax
	8,094	7,402	2,850	Income tax expense

	¥(12,505)	¥(10,965)	¥(5,166)	Net of tax

Defined benefit plans
Net actuarial loss(1)	¥21,251	¥31,837	¥17,280
Prior service cost(1)	(10,847)	(9,927)	(6,959)
Loss (gain) on settlements and curtailment, and other(1)	(565)	(1,805)	(4,417)

	9,839	20,105	5,904	Total before tax
	(4,238)	(6,652)	(2,237)	Income tax expense

	¥5,601	¥13,453	¥3,667	Net of tax

Foreign currency translation adjustments	¥(4,270)	¥(39)	¥(5,743)	Other non-interest income
	600	3,332	4,249	Other non-interest expenses

	(3,670)	3,293	(1,494)	Total before tax
	879	(467)	1,760	Income tax expense

	¥(2,791)	¥2,826	¥266	Net of tax

Total reclassifications for the period	¥(255,071)	¥(269,032)	¥(283,447)	Total before tax
	85,941	87,060	86,573	Income tax expense

	¥(169,130)	¥(181,972)	¥(196,874)	Net of tax

Note:

(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 13 for more information.